N-2	Mar. 01, 2024
Cover [Abstract]
Entity Central Index Key	0001903070
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	HARTFORD SCHRODERS PRIVATE OPPORTUNITIES FUND
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	c. In the section entitled “Investment Objective and Strategies - Portfolio Composition,” the paragraph entitled “ESG Restrictions” is deleted in its entirety.
Risk Factors [Table Text Block]	d. In the sections entitled “Summary of Terms – Risk Factors” and “Types of Investments and Related Risks,” the paragraph entitled “ESG Restrictions Risk” is deleted in its entirety.